Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 29, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (11,812)		$ (12,113)	$ (9,678)
Total property and equipment, net	446,524		417,803	293,135
Buildings and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	95,519		19,778
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,094		3,112	3,051
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	235,290	$ 225,700	9,542	8,868
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	337		337	337
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,125		4,212	1,032
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 120,971		$ 392,935	$ 275,048